Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities:
Schedule of Deferred Tax Assets and Liabilities
	For the Years Ended
	June 30,
	2012	2011
Deferred tax asset:
Net operating loss carry forward	$1,958,897	$617,284
Valuation allowance	(1,958,897)	(617,284)
Total	$0	$0